7. Stock-Based Compensation (Sept 2018 Note) (Details-Stock-based compensation) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Total stock-based compensation	$ 526,000	$ 427,000	$ 873,000	$ 865,000	$ 2,410,000	$ 2,145,000
Cost of revenues [Member]
Total stock-based compensation	30,000	49,000	65,000	93,000	169,000	248,000
Research and development [Member]
Total stock-based compensation	29,000	45,000	61,000	90,000	159,000	245,000
Selling, general and administrative [Member]
Total stock-based compensation	$ 467,000	$ 333,000	$ 747,000	$ 682,000	$ 2,082,000	$ 1,652,000